Financial structure and financial costs - Current financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Current financial debt	$ 11,305	$ 8,710	$ 8,316
Current lease obligations	1,207	1,202
Current portion of non-current financial debt	4,588	4,907	4,990
CURRENT BORROWINGS (note 14)	17,099	14,819	13,306
OTHER CURRENT FINANCIAL LIABILITIES (note 14)	203	487	478
CURRENT FINANCIAL ASSETS (note 14)	(4,630)	(3,992)	(3,654)
NET CURRENT BORROWINGS	12,672	11,314	10,130
Current deposits beyond three months
Financial structure, financial costs and financial instruments
CURRENT FINANCIAL ASSETS (note 14)	(4,436)	(3,611)	(3,536)
Non-traded marketable securities
Financial structure, financial costs and financial instruments
CURRENT FINANCIAL ASSETS (note 14)		(114)
Financial receivables on sub-lease
Financial structure, financial costs and financial instruments
CURRENT FINANCIAL ASSETS (note 14)	(111)	(145)
Current portion of hedging instruments of debt
Financial structure, financial costs and financial instruments
OTHER CURRENT FINANCIAL LIABILITIES (note 14)	104	424	295
CURRENT FINANCIAL ASSETS (note 14)	(18)		(45)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
OTHER CURRENT FINANCIAL LIABILITIES (note 14)	99	63	183
CURRENT FINANCIAL ASSETS (note 14)	$ (65)	$ (122)	$ (73)